Income Tax Benefit (Expense) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Current tax	$ 2,782	$ 2,641
Deferred income tax benefits	(6,997)	(782)
Income tax (benefit)/expense	(4,215)	1,859
Reconciliation of reported income tax expense to the theoretical tax amount
Loss before income taxes and equity in earnings of equity investees	(200,636)	(140,447)
Tax calculated at the statutory tax rate of the Company	(33,105)	(23,174)
Different tax rates applicable in different jurisdictions	1,771	3,585
Tax valuation allowance	41,374	28,971
Preferential tax rate difference	(67)	(253)
Preferential tax deduction and credits	(18,169)	(11,288)
Expenses not deductible for tax purposes	3,070	3,034
Utilization of previously unrecognized tax losses	(1)	(864)
Withholding tax on undistributed earnings of PRC entities	1,681	2,360
Income not subject to tax	(611)	(436)
Others	(158)	(76)
Income tax (benefit)/expense	(4,215)	1,859
Hong Kong
Current tax	80	226
PRC
Current tax	1,008	2,184
U.S. and others
Current tax	$ 1,694	$ 231